SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

16.   SHARE-BASED PAYMENTS

During the year ended December 31, 2025, the Company recognized share-based payments of $31.3 million, (December 31, 2024 - $11.4 million) related to the amortization of deferred, restricted and performance share units.

(a)	Deferred Share Units

	Cash Settled
	Number of DSUs	Fair Value $
Outstanding, December 31, 2023	1,048,500	4,043
Granted	135,316	438
Changes in fair value	–	595
Outstanding, December 31, 2024	1,183,816	5,076
Granted	83,992	387
Changes in fair value	–	6,978
Outstanding, December 31, 2025	1,267,808	12,441

(b)	Restricted Share Units

	Cash Settled
	Number of RSUs	Fair Value $
Outstanding, December 31, 2023	2,668,197	5,216
Granted	1,956,611	–
Units paid out in cash	(896,413)	(3,160)
Forfeited or cancelled	(179,402)	(332)
Changes in fair value and vesting	–	7,263
Outstanding, December 31, 2024	3,548,993	8,987
Granted	1,354,613	–
Units paid out in cash	(1,401,895)	(7,448)
Forfeited or cancelled	(172,296)	(391)
Changes in fair value and vesting	–	20,165
Outstanding, December 31, 2025	3,329,415	21,313
Less: current portion		(13,030)
Non-current portion		8,283

RSUs granted during the year ended December 31, 2025, had a weighted average fair value of C$6.62 per unit at the date of the grant (December 31, 2024 - C$4.36).

(c)    Performance Share Units

Equity Settled
Number of PSUs
Outstanding, December 31, 2023	1,840,012
Granted	1,038,383
Vested and paid out in shares	(823,433)
Outstanding, December 31, 2024	2,054,962
Granted	743,709
Vested and paid out in shares	(802,164)
Outstanding, December 31, 2025	1,996,507

PSUs granted during the year ended December 31, 2025, had a weighted average fair value of C$6.62 per unit at the date of the grant (December 31, 2024 - C$4.36).

During the year ended December 31, 2025, PSUs vested and were settled in shares. Based on agreed performance outcomes, a weighted average multiplier of 118% (December 31, 2024 - 72%) was applied, resulting in the issuance of 948,697 (December 31, 2024 - 589,574) common shares upon vesting.

(d)    Stock Options

The Company’s Stock Option Plan, as amended and approved from time to time, permits the Company to issue up to 12,200,000 stock options. As at December 31, 2025, a total of 2,950,529 stock options are available for issuance under the plan. As at December 31, 2025, no stock options were outstanding (December 31, 2024 - none).